Share Based Compensation - Share Options Rollforward (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Beginning balance (shares)	2,065,481
Granted (shares)	1,651,740
Exercised (shares)	0
Canceled or forfeited (shares)	(5,947)
Ending balance (shares)	3,711,274	2,065,481
Shares Exercisable (shares)	206,085
Vested and expected to vest (shares)	3,711,274
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Beginning balance (weighted average exercise price) (usd per share)	$ 9.87
Granted (weighted average exercise price) (usd per share)	31.23
Exercised (weighted average exercise price) (usd per share)	0.00
Canceled or forfeited (weighted average exercise price) (usd per share)	5.71
Ending balance (weighted average exercise price) (usd per share)	19.25	$ 9.87
Exercisable (weighted average exercise price) (usd per share)	0.50
Vested or expected to vest (weighted average exercise price) (usd per share)	$ 19.25
Options outstanding (weighted- average remaining contractual term years)	9 years 5 months 19 days	9 years 4 months 6 days
Options exercisable (weighted- average remaining contractual term years)	8 years 5 months 22 days
Vested and expected to vest (weighted- average remaining contractual term years)	9 years 5 months 19 days
Options outstanding (aggregate intrinsic value)	$ 51,464
Options exercisable (aggregate intrinsic value)	6,664
Options vested and expected to vest (aggregate intrinsic value)	$ 51,464	$ 43,146,000